INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventories
Total inventories	¥ 18,677,875	$ 2,930,966	¥ 19,861,776
Cost
Inventories
Raw materials	5,628,872		7,450,822
Work-in-progress	8,732,604		7,290,838
Finished goods	4,310,607		4,835,098
Spare parts	645,564		789,136
Packaging materials and others	26,353		25,709
Total inventories	19,344,000		20,391,603
Provision for impairment
Inventories
Total inventories	¥ (666,125)		¥ (529,827)	¥ (560,066)